Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management objectives and policies
Summary of Interest Rate Sensitivity

Effect on loss
USD
31 December 2022
+/- 100 basis point increase	37,968
31 December 2021
+/- 100 basis point increase	458,251
31 December 2020
+/- 100 basis point increase	838

Summary of Exchange Rates Applied During Period in Respect of Currencies

	Spot rate		Average rate
	At 31 December		At 31 December
	2022	2021	2022	2021
EGP	24.75	15.76	18.87	15.74
KES	123.30	113.24	117.76	109.75
PKR	226.70	177.97	202.86	163.08
EUR	1.07	1.14	1.05	1.13
MYR	4.41	4.17	4.39	4.15
ARS	176.74	—	127.44	—
CLP	848.18	—	870.28	—
BRL	5.28	—	5.15	—
TRY	18.69	—	16.35	—
MXN	19.49	—	20.10	—

Summary of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments

	At 31 December
	2022	2021	2020
	USD	USD	USD
MXN to USD	525,816	—	—
EGP to USD	471,056	92,200	311,602
EUR to USD	329,551	77,070	—
ARS to USD	209,497	—	—
TRY to USD	75,661	—	—
KES to USD	35,975	29,966	8,901
PKR to USD	7,113	66,060	45,069
MYR to USD	1,069	12,942	—
Pre-tax impact	1,655,738	278,238	365,572

Summary of exposure to credit risk

	At 31 December
	2022	2021
	USD	USD
Trade and other receivables	14,815,432	6,603,240
Cash and cash equivalents	1,538,347	9,529,723
Sublease receivables	1,201,552	—
Current Financial assets	—	10,000,880
	17,555,331	26,133,843

Summary of expected credit losses

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	3,865,645	1,983,182	598,130	652,163	275,739	267,476	160,497	1,013,536	8,816,368
Loss rate	4%	11%	15%	26%	35%	46%	58%	83%	21%
Expected credit losses	171,462	228,046	88,002	171,216	96,976	122,403	92,345	842,436	1,812,886

As at 31 December 2021

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	126,342	1,239,427	995,140	409,261	409,401	184,272	101,899	757,903	4,223,645
Loss rate	0%	16%	24%	31%	88%	62%	72%	99%	44%
Expected credit losses	—	198,908	238,970	126,942	358,389	113,517	73,368	747,342	1,857,436

(i)	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(ii)	Payment terms are typically 30-45 days.
(iii)	Following the portfolio optimization plans (Note 34), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	510,097	1,903	41,485	2,630	158,160	175,577	325,757	379,933	1,595,542
Loss rate	—	—	—	23%	32%	45%	63%	84%	41%
Expected credit losses	—	—	—	592	49,820	79,010	205,227	317,723	652,372

As at 31 December 2021

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	134,007	279,710	73,219	92,941	113,878	99,900	118,254	417,455	1,329,364
Loss rate	—	—	—	23%	32%	45%	63%	88%	41%
Expected credit losses	—	—	—	21,377	36,441	44,955	74,500	369,073	546,346

Summary of contractual undiscounted cash flows

	Maturity up	Maturity after
	to one year	one year	Total
	USD	USD	USD
31 December 2022
Accounts payable, accruals and other payables	31,586,707	—	31,586,707
Deferred purchase price	7,425,488	194,093	7,619,581
Derivatives liabilities	1,317,091	—	1,317,091
Current tax liabilities	1,027,404	—	1,027,404
Lease liabilities	751,015	1,592,111	2,343,126
	42,107,705	1,786,204	43,893,909

31 December 2021
Accounts payable, accruals and other payables	15,996,533	—	15,996,533
Deferred purchase price	3,618,902	—	3,618,902
Interest bearing loans	60,440	337,545	397,985
Derivatives liabilities	44,330,400	—	44,330,400
Convertible notes	74,606,482	—	74,606,482
Loan from related party	478,764	—	478,764
Current tax liabilities	678,972	—	678,972
Lease liabilities	1,201,204	2,961,317	4,162,521
	140,971,697	3,298,862	144,270,559